Financial instruments - Financial risk management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Foreign exchange loss	R$ (13,580)
Short-term	3,481,496	R$ 3,453,772
Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	27,793,606	24,591,963
Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,540,079	735,499
Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,299,660	1,231,989
Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	2,729,500
Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,119,455	4,023,679
Deposits from banking customers [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,119,455	4,023,679
Deposits from banking customers [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Deposits from banking customers [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Deposits from banking customers [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,199,127	16,614,513
Accounts Payable To Clients [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,163,672	16,542,963
Accounts Payable To Clients [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35,455	35,775
Accounts Payable To Clients [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Accounts Payable To Clients [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	513,877	596,044
Trade Accounts Payable | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	513,877	596,044
Trade Accounts Payable | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade Accounts Payable | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade Accounts Payable | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,013,981	4,575,877
Loans And Financing [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,371,845	2,255,110
Loans And Financing [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,344,545	431,180
Loans And Financing [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,049,235	1,231,989
Loans And Financing [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	2,729,500
Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	505,231	975,248
Obligations To FIDC Quota Holders [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	505,231	1,028,562
Obligations To FIDC Quota Holders [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Obligations To FIDC Quota Holders [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Obligations To FIDC Quota Holders [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	530,030	756,172
Other Liabilities [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,526	145,605
Other Liabilities [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	160,079	268,544
Other Liabilities [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	250,425
Other Liabilities [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 0	R$ 0